Financial instruments and financial risk factors - Liabilities measured at fair value (Details) - Recurring fair value measurement - USD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 43.9	$ 111.1
Convertible debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	43.9	29.0
Warrants
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		82.1
Quoted prices in active markets for identical assets (Level 1)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0.0	53.5
Quoted prices in active markets for identical assets (Level 1) | Convertible debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0.0	0.0
Quoted prices in active markets for identical assets (Level 1) | Warrants
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		53.5
Level 2
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	43.9	57.6
Level 2 | Convertible debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 43.9	29.0
Level 2 | Warrants
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		$ 28.6